Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	$ 35,764	$ 38,468
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	4,649	5,369
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	5,062	5,632
Decrease in fair value of financial liabilities	(5)	(34)
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	158,743	143,848
Financial liabilities measured at fair value on a recurring basis	70,196	86,075
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	35,764	38,413
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,649	5,370
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	23,054	29,096
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,333	5,819
Recurring | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	1,396	7,377
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	40,667	31,781
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	23,367	29,859
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	90,555	72,581
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	561	260
Recurring | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3,593	9,367
Recurring | Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	26,718	22,707
Financial liabilities measured at fair value on a recurring basis	430	270
Recurring | Quoted market prices (Level 1) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	420	262
Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	10	8
Recurring | Quoted market prices (Level 1) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	8,059	10,440
Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10	7
Recurring | Quoted market prices (Level 1) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	18,032	11,163
Recurring | Quoted market prices (Level 1) | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	617	1,097
Recurring | Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	131,626	120,742
Financial liabilities measured at fair value on a recurring basis	69,753	85,776
Recurring | Valuation techniques (Market observable) (Level 2) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	35,764	38,413
Recurring | Valuation techniques (Market observable) (Level 2) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,229	5,108
Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	23,031	29,059
Recurring | Valuation techniques (Market observable) (Level 2) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,333	5,819
Recurring | Valuation techniques (Market observable) (Level 2) | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	1,396	7,377
Recurring | Valuation techniques (Market observable) (Level 2) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	32,387	21,121
Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	23,353	29,828
Recurring | Valuation techniques (Market observable) (Level 2) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	72,370	61,284
Recurring | Valuation techniques (Market observable) (Level 2) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	540	239
Recurring | Valuation techniques (Market observable) (Level 2) | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	2,976	8,270
Recurring | Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	399	399
Financial liabilities measured at fair value on a recurring basis	13	29
Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	13	29
Recurring | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	221	220
Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	4	24
Recurring | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	153	134
Recurring | Valuation techniques (Non-market observable) (Level 3) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21	21
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	32,990	37,410
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	4,649	5,369
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,714	3,436
Decrease in fair value of financial liabilities	(5)	(34)
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	147,871	128,376
Financial liabilities measured at fair value on a recurring basis	63,644	76,807
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	32,991	37,355
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,649	5,370
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	22,779	28,867
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	2,986	3,624
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	239	1,591
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	38,030	29,565
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,794	29,283
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	85,823	68,371
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	561	260
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	663	897
Parent Entity | Recurring | Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,798	20,411
Financial liabilities measured at fair value on a recurring basis	430	270
Parent Entity | Recurring | Quoted market prices (Level 1) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	420	262
Parent Entity | Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	10	8
Parent Entity | Recurring | Quoted market prices (Level 1) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	7,074	10,213
Parent Entity | Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10	7
Parent Entity | Recurring | Quoted market prices (Level 1) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	15,714	10,191
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	124,787	107,662
Financial liabilities measured at fair value on a recurring basis	63,201	76,509
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	32,991	37,355
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,229	5,108
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	22,756	28,831
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	2,986	3,624
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	239	1,591
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	30,763	19,159
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,781	29,253
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	70,040	58,114
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	540	239
Parent Entity | Recurring | Valuation techniques (Market observable) (Level 2) | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	663	897
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	286	303
Financial liabilities measured at fair value on a recurring basis	13	28
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	13	28
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	193	193
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3	23
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	69	66
Parent Entity | Recurring | Valuation techniques (Non-market observable) (Level 3) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 21	$ 21